Basis of presentation (Details Narrative) - USD ($)			6 Months Ended
	Jul. 21, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Stockholders' deficit		$ 20,618,522	$ 20,618,522	$ 8,004,374	$ 6,962,613	$ 68,770,018
Increase (decrease) in revenue			6,000,000.0
Revenues			24,000,000.0
Cash in operating activities			8,207,239	15,916,911
Cash in investing activities			1,294,666	$ 2,232,765
Cash and cash equivalents		766,859	766,859		478,983
Trade and other payables		19,900,000	19,900,000
Shareholder loans payable		12,355,559	12,355,559		$ 8,123,835
Gross proceeds		$ 2,000,000.0
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Proceeds from shareholder loans			3,746,436
Shareholder Loans [Member] | Loans Payable [Member]
Short-Term Debt [Line Items]
Proceeds from shareholder loans			$ 1,300,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Proceeds from issuance or sale of equity	$ 20,000,000.0
At the Market Financing Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount	6,700,000
Carrying amount	6,600,000
Line of Credit Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Line of credit facility maximum amount	30,000,000.0
Line of credit	$ 27,000,000.0